CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	1 Months Ended	3 Months Ended
	Oct. 30, 2018	Mar. 31, 2019
Common Class A [Member]
Stock Redeemed or Called During Period, Shares	34,011,538	0